Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year		Compensation Actually Paid to PEO ($)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) ($ in thousands)	Adjusted EBITDA ($ in thousands)
	Summary Compensation Table Total for PEO ($)				Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)
(a)	(b) (1)	(c) (2)	(d) (3)	(e) (4)	(f) (5)	(g) (6)	(h) (7)	(i) (8)
2022	2,955,255	(4,034,728)	2,637,784	750,818	27.41	134.82	(225,747)	(16,179)
2021	5,195,079	659,690	1,806,298	(2,193,543)	96.54	189.64	(124,974)	29,142
2020	6,003,422	22,886,354	1,858,425	4,151,106	168.19	142.21	(107,594)	37,931

Named Executive Officers, Footnote	The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. LoCascio for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to the section of this Proxy Statement titled “Summary Compensation Table.”The dollar amounts reported in column (d) represent the average of the amounts reported for the non-PEO NEOs in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, John D. Collins, Monica L. Greenberg and Norman M. Osumi; (ii) for 2021, John D. Collins, Monica L. Greenberg, Norman M. Osumi and Alexander Spinelli; and (iii) for 2020, John D. Collins, Monica L. Greenberg, Alexander Spinelli, Daryl J. Carlough and Christopher E. Greiner.
Peer Group Issuers, Footnote	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: Standard & Poor 500’s Information Technology Index (the “Index”).
PEO Total Compensation Amount	$ 2,955,255	$ 5,195,079	$ 6,003,422
PEO Actually Paid Compensation Amount	$ (4,034,728)	659,690	22,886,354
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. LoCascio for the corresponding fiscal year, as computed in accordance with Item 402(v) of Regulation S-K and as further described below. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. LoCascio during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. LoCascio’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards ($)(a)	Equity Award Adjustments ($)(b)	Compensation Actually Paid to PEO ($)
2022	2,955,255	(2,055,481)	(4,934,502)	(4,034,728)
2021	5,195,079	(4,003,678)	(531,711)	659,690
2020	6,003,422	(3,226,561)	20,109,493	22,886,354
(a)The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year. Refer to the section of this Proxy Statement titled “Summary Compensation Table.” We have never provided pension benefits to our NEOs; therefore, no adjustments to the Summary Compensation Table total for changes in pension values are necessary.
(b)The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate the fair value were updated as of each measurement date and will differ from those disclosed as of the grant date. The methodology used to develop the valuation assumptions as of each applicable measurement date is consistent with those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year-End Fair Value of Equity Awards Granted in the Year and that are Unvested ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Prior Year-End Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Equity Award Adjustments ($)
2022	1,447,090 (a)	(1,596,936)	—	(4,784,657)	—	—	(4,934,502)
2021	3,662,277	(1,686,928)	—	(2,507,060)	—	—	(531,711)
2020	12,142,558	5,341,874	—	2,625,061	—	—	20,109,493
(a) For purposes of the valuing the PRSUs granted in fiscal year 2022, we assumed achievement of the performance metrics at 100% target level.

Non-PEO NEO Average Total Compensation Amount	$ 2,637,784	1,806,298	1,858,425
Non-PEO NEO Average Compensation Actually Paid Amount	$ 750,818	(2,193,543)	4,151,106
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the non-PEO NEOs specified in footnote (3), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the non-PEO NEOs for each year to determine the compensation actually paid, using the same methodology described above in footnote (2):

Year	Average Reported Summary Compensation Table Total for Non- PEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments ($) (a)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	2,637,784	(2,092,753)	205,787	750,818
2021	1,806,298	(1,280,298)	(2,719,543)	(2,193,543)
2020	1,858,425	(862,209)	3,154,890	4,151,106
(a)The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year-End Fair Value of Equity Awards Granted in the Year and that are Unvested ($)	Average Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Average Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Prior Year-End Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Average Equity Award Adjustments ($)
2022	1,248,721 (a)	(820,457)	—	(222,477)	—	—	205,787
2021	726,165	(1,013,725)	—	39,884	(2,471,867)	—	(2,719,543)
2020	2,165,564	1,817,214	—	(20,760)	(807,128)	—	3,154,890
(a)For purposes of the valuing the PRSUs granted in fiscal year 2022, we assumed achievement of the performance metrics at 100% target level.

Equity Valuation Assumption Difference, Footnote	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate the fair value were updated as of each measurement date and will differ from those disclosed as of the grant date. The methodology used to develop the valuation assumptions as of each applicable measurement date is consistent with those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year-End Fair Value of Equity Awards Granted in the Year and that are Unvested ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Prior Year-End Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Equity Award Adjustments ($)
2022	1,447,090 (a)	(1,596,936)	—	(4,784,657)	—	—	(4,934,502)
2021	3,662,277	(1,686,928)	—	(2,507,060)	—	—	(531,711)
2020	12,142,558	5,341,874	—	2,625,061	—	—	20,109,493
(a) For purposes of the valuing the PRSUs granted in fiscal year 2022, we assumed achievement of the performance metrics at 100% target level.
The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year-End Fair Value of Equity Awards Granted in the Year and that are Unvested ($)	Average Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Average Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Prior Year-End Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Average Equity Award Adjustments ($)
2022	1,248,721 (a)	(820,457)	—	(222,477)	—	—	205,787
2021	726,165	(1,013,725)	—	39,884	(2,471,867)	—	(2,719,543)
2020	2,165,564	1,817,214	—	(20,760)	(807,128)	—	3,154,890
(a)For purposes of the valuing the PRSUs granted in fiscal year 2022, we assumed achievement of the performance metrics at 100% target level.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income (Loss)
Item 402(v) of Regulation S-K requires that net income (loss) be presented as a performance measure in Pay versus Performance Table above. The graph below shows the relationship between the compensation actually paid to our PEO, the average amount of compensation actually paid to the Non-PEO NEOs, and the Company’s reported net income (loss) for the fiscal years ended December 31, 2020, 2021 and 2022.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and Adjusted EBITDA
Adjusted EBIDTA is the “Company Selected Measure” in accordance with Item 402(v) of Regulation S-K. This metric represents, in the Company’s assessment, the most important financial performance measure (that is not otherwise required to be disclosed in the Pay Versus Performance Table) used by the Company to link compensation actually paid to the NEOs, for the most recently completed fiscal year, to the Company’s performance. The graph below shows the relationship between the compensation actually paid to our PEO and the average amount of compensation actually paid to the Non-PEO NEOs, and Adjusted EBITDA for the fiscal years ended December 31, 2020, 2021 and 2022.

Total Shareholder Return Vs Peer Group
Compensation Actually Paid, Cumulative TSR and Peer Group Cumulative TSR
Total Shareholder Return has the most direct impact on PEO and NEO compensation actually paid, as significant portion of PEO and NEO compensation is considered at-risk. Item 402(v) of Regulation S-K requires that Peer Group Total Shareholder Return be presented as a performance measure in the Pay versus Performance Table above. The graph below shows the relationship between the compensation actually paid to our PEO, the average amount of compensation actually paid to the Non-PEO NEOs, the Company’s cumulative total shareholder return for the respective periods (assuming an initial investment of $100 on December 31, 2019), and the total shareholder return for the respective periods of the Company’s peer group (the Standard & Poor 500’s Information Technology Index, assuming an initial investment of $100 on December 31, 2019) for the fiscal years ended December 31, 2020, 2021 and 2022.

Tabular List, Table	Adjusted EBITDA •Revenue •Relative TSR
Total Shareholder Return Amount	$ 27.41	96.54	168.19
Peer Group Total Shareholder Return Amount	134.82	189.64	142.21
Net Income (Loss)	$ (225,747,000)	$ (124,974,000)	$ (107,594,000)
Company Selected Measure Amount	(16,179,000)	29,142,000	37,931,000
Additional 402(v) Disclosure	Cumulative total shareholder return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.The dollar amounts reported represent our net income (loss), as reflected in the Company’s audited financial statements for the applicable year.Adjusted EBITDA is defined as net (loss) income, before provision for (benefit from) income taxes, interest income (expense), net, other income (expense), net, depreciation and amortization, stock-based compensation, restructuring costs, transaction-based acquisition costs, contingent earn-out adjustments and other non-cash charges. While the Company uses several financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Adjusted EBITDA is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the NEOs, for the most recently completed fiscal year, to the Company’s performance.
Financial Performance Measures
As described in greater detail in the section of this Proxy Statement titled “Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the long-term value of our enterprise for our shareholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the NEOs, for the most recently completed fiscal year, to the Company’s performance are set forth in the following table were as follows:
For further information concerning the Company’s variable pay-for-performance philosophy and how the Company uses these financial performance measures to align executive compensation with the Company’s performance, refer to the section of this Proxy Statement titled “Compensation Discussion and Analysis.”

Analysis of the Information Presented in the Pay Versus Performance Table
As described in more detail in the section of this Proxy Statement titled “Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance philosophy. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following graphs depicting the relationships between information presented in the Pay Versus Performance Table.

Adjustment To Compensation Amount, Year-End Fair Value Of Equity Awards Granted In The Year And That Are Unvested	$ 1,248,721	$ 726,165	$ 2,165,564
Adjustment To Compensation Amount, Year-Over-Year Change In Fair Value Of Equity Awards Granted In Prior Years That Are Unvested	(820,457)	(1,013,725)	1,817,214
Adjustment To Compensation Amount, Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year	0	0	0
Adjustment To Compensation Amount, Year-Over-Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year	(222,477)	39,884	(20,760)
Adjustment To Compensation Amount, Prior Year-End Fair Value Of Equity Awards That Failed To Meet Vesting Conditions In The Year	0	(2,471,867)	(807,128)
Adjustment To Compensation Amount, Value Of Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value Or Total Compensation	$ 0	0	0
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
PEO | Adjustment 1 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,055,481)	(4,003,678)	(3,226,561)
PEO | Adjustment 2 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,934,502)	(531,711)	20,109,493
Adjustment To Compensation Amount, Year-End Fair Value Of Equity Awards Granted In The Year And That Are Unvested	1,447,090	3,662,277	12,142,558
Adjustment To Compensation Amount, Year-Over-Year Change In Fair Value Of Equity Awards Granted In Prior Years That Are Unvested	(1,596,936)	(1,686,928)	5,341,874
Adjustment To Compensation Amount, Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year	0	0	0
Adjustment To Compensation Amount, Year-Over-Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year	(4,784,657)	(2,507,060)	2,625,061
Adjustment To Compensation Amount, Prior Year-End Fair Value Of Equity Awards That Failed To Meet Vesting Conditions In The Year	0	0	0
Adjustment To Compensation Amount, Value Of Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value Or Total Compensation	0	0	0
Non-PEO NEO | Adjustment 1 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,092,753)	(1,280,298)	(862,209)
Non-PEO NEO | Adjustment 2 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 205,787	$ (2,719,543)	$ 3,154,890